Average Annual Total Returns - Brighthouse Small Cap Value Portfolio	Apr. 30, 2021
Russell 2000 Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	4.63%
5 Years	9.65%
10 Years	8.66%
Class A
Average Annual Return:
1 Year	(0.32%)
5 Years	10.01%
10 Years	8.37%
Class B
Average Annual Return:
1 Year	(0.57%)
5 Years	9.74%
10 Years	8.09%